Portfolio of Investments
Columbia Emerging Markets Fund, November 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 96.3%
Issuer	Shares	Value ($)
Argentina 2.2%
Globant SA(a)	59,032	15,644,070
MercadoLibre, Inc.(a)	27,848	33,094,842
Total		48,738,912
Brazil 4.2%
Afya Ltd., Class A(a)	526,037	7,443,424
Banco BTG Pactual SA	2,551,336	9,480,404
Hapvida Participacoes e Investimentos SA	1,567,107	3,049,557
Itaú Unibanco Holding SA, ADR	1,396,498	5,474,272
Localiza Rent a Car SA	1,463,323	13,329,557
Locaweb Servicos de Internet SA	3,621,760	8,510,268
Magazine Luiza SA	3,435,642	4,748,426
Notre Dame Intermedica Participacoes SA	540,975	5,928,559
Pagseguro Digital Ltd., Class A(a)	619,608	15,837,180
VTEX Class A(a)	450,358	6,512,177
XP, Inc., Class A(a)	432,150	12,394,062
Total		92,707,886
Canada 0.5%
Parex Resources, Inc.	634,146	10,166,590
China 29.6%
Alibaba Group Holding Ltd., ADR(a)	471,895	60,180,769
Bafang Electric Suzhou Co., Ltd., Class A	274,503	10,671,802
BeiGene Ltd., ADR(a)	19,358	6,727,486
Beijing Kingsoft Office Software, Inc., Class A	276,241	11,631,968
Bilibili, Inc., ADR(a)	229,463	15,146,853
Burning Rock Biotech Ltd., ADR(a)	199,181	3,079,338
China Animal Healthcare Ltd.(a),(b),(c)	6,354,000	1
China Tourism Group Duty Free Corp., Ltd., Class A	334,480	10,800,024
Country Garden Services Holdings Co., Ltd.	7,047,000	42,723,576
Everest Medicines Ltd.(a)	1,161,000	5,242,648
Glodon Co., Ltd., Class A	549,215	5,529,831
JD.com, Inc., ADR(a)	681,403	57,312,806
Jinke Smart Services Group Co., Ltd., Class H	1,858,700	7,429,586
Kingdee International Software Group Co., Ltd.(a)	3,072,000	9,220,155
Kweichow Moutai Co., Ltd., Class A	46,048	13,955,764
Li Ning Co., Ltd.	3,120,000	35,289,058
Medlive Technology Co., Ltd.(a),(d)	2,882,073	14,672,775
Common Stocks (continued)
Issuer	Shares	Value ($)
Meituan, Class B(a)	313,000	9,513,421
Midea Group Co., Ltd., Class A	878,653	9,381,685
NetEase, Inc., ADR	134,399	14,478,804
New Horizon Health Ltd.(a)	1,935,000	7,333,420
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	247,363	13,978,454
Shenzhou International Group Holdings Ltd.	907,300	17,037,148
Silergy Corp.	117,000	19,775,192
Skshu Paint Co., Ltd.	567,925	10,603,278
Songcheng Performance Development Co., Ltd., Class A	6,834,251	14,130,440
Tencent Holdings Ltd.	1,875,600	109,383,267
WuXi AppTec Co., Ltd., Class H	1,466,702	32,494,970
WuXi Biologics Cayman, Inc.(a)	3,769,500	50,849,769
Xpeng, Inc., ADR(a)	521,145	28,662,975
Zai Lab Ltd., ADR(a)	121,393	8,406,465
Total		655,643,728
Hong Kong 2.9%
AIA Group Ltd.	2,282,200	24,025,748
Techtronic Industries Co., Ltd.	1,996,264	41,056,606
Total		65,082,354
Hungary 1.5%
OTP Bank Nyrt(a)	489,061	27,004,120
Richter Gedeon Nyrt	254,095	6,762,398
Total		33,766,518
India 13.0%
Apollo Hospitals Enterprise Ltd.	320,951	24,263,115
Asian Paints Ltd.	315,428	13,199,513
AU Small Finance Bank Ltd.(a)	777,505	11,344,636
Avenue Supermarts Ltd.(a)	235,924	14,774,255
Bajaj Finance Ltd.	215,581	20,080,886
Balkrishna Industries Ltd.	322,859	9,340,047
Cholamandalam Investment and Finance Co., Ltd.	1,324,598	9,694,117
Divi’s Laboratories Ltd.	147,917	9,610,291
Dixon Technologies India Ltd.	368,422	24,855,421
Eicher Motors Ltd.	273,726	8,617,083
Godrej Properties Ltd.(a)	209,242	5,550,773
Columbia Emerging Markets Fund | First Quarter Report 2021	1

Portfolio of Investments   (continued)
Columbia Emerging Markets Fund, November 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
HDFC Bank Ltd., ADR	308,010	20,165,415
HDFC Life Insurance Co., Ltd.	1,113,092	10,086,338
InterGlobe Aviation Ltd.(a)	363,355	9,208,638
Jubilant Foodworks Ltd.	145,684	7,093,273
Kotak Mahindra Bank Ltd.	532,148	13,898,598
Mindtree Ltd.	235,217	13,499,172
PVR Ltd.(a)	431,222	7,859,513
Reliance Industries Ltd.	1,414,776	45,236,161
SBI Cards & Payment Services Ltd.(a)	721,897	9,105,863
Total		287,483,108
Indonesia 4.2%
PT Bank BTPN Syariah Tbk	40,172,500	10,004,240
PT Bank Central Asia Tbk	63,355,000	32,192,450
PT Bank Jago Tbk(a)	7,560,000	8,342,986
PT Bank Rakyat Indonesia Persero Tbk	151,892,829	43,279,896
Total		93,819,572
Kazakhstan 0.5%
Kaspi.KZ JSC, GDR(b),(c),(d)	85,683	11,092,748
Philippines 0.5%
Ayala Land, Inc.	16,369,900	11,185,471
Poland 0.7%
Dino Polska SA(a)	195,863	16,223,362
Russian Federation 8.2%
Detsky Mir PJSC	5,592,360	10,448,876
Fix Price Group Ltd., GDR(d)	2,678,663	20,545,345
Lukoil PJSC, ADR	382,714	33,193,371
Ozon Holdings PLC, ADR(a)	450,161	18,136,987
Sberbank of Russia PJSC, ADR	2,760,381	46,516,765
TCS Group Holding PLC, GDR(d)	209,156	19,948,500
Yandex NV, Class A(a)	453,173	32,601,265
Total		181,391,109
South Africa 1.6%
Capitec Bank Holdings Ltd.	113,763	13,039,292
Clicks Group Ltd.	383,055	6,827,796
Naspers Ltd., Class N(a)	101,903	15,749,892
Total		35,616,980
Common Stocks (continued)
Issuer	Shares	Value ($)
South Korea 11.2%
Coupang, Inc.(a)	293,329	7,773,219
Ecopro BM Co., Ltd.	40,887	18,691,933
Kakao Corp.	204,667	20,939,468
KakaoBank Corp.(a)	26,906	1,485,844
NAVER Corp.	65,572	20,933,993
Pearl Abyss Corp.(a)	97,327	10,802,067
Samsung Biologics Co., Ltd.(a)	28,021	21,006,480
Samsung Electro-Mechanics Co., Ltd.	106,944	14,976,061
Samsung Electronics Co., Ltd.	1,491,779	89,545,874
Samsung SDI Co., Ltd.	38,356	22,162,170
SK Hynix, Inc.	214,457	20,502,322
Total		248,819,431
Taiwan 14.3%
Delta Electronics	1,438,000	13,219,416
Hon Hai Precision Industry Co., Ltd.	4,612,000	17,089,348
MediaTek, Inc.	1,588,000	57,566,039
Parade Technologies Ltd.	149,000	11,350,572
Sea Ltd. ADR(a)	106,026	30,542,910
Taiwan Semiconductor Manufacturing Co., Ltd.	8,358,048	177,764,742
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	77,001	9,020,667
Total		316,553,694
Thailand 0.6%
Muangthai Capital PCL, Foreign Registered Shares	7,553,800	12,524,886
Uruguay 0.6%
Dlocal Ltd.(a)	418,152	13,882,646
Total Common Stocks (Cost $1,358,819,045)		2,134,698,995

Preferred Stocks 1.8%
Issuer	Shares	Value ($)
Brazil 0.9%
Azul SA(a)	4,730,780	19,581,677
South Korea 0.9%
Samsung Electronics Co., Ltd.	388,057	20,926,360
Total Preferred Stocks (Cost $35,812,600)		40,508,037

2	Columbia Emerging Markets Fund | First Quarter Report 2021

Portfolio of Investments   (continued)
Columbia Emerging Markets Fund, November 30, 2021 (Unaudited)
Money Market Funds 2.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.078%(e),(f)	53,254,424	53,249,098
Total Money Market Funds (Cost $53,249,098)		53,249,098
Total Investments in Securities (Cost $1,447,880,743)		2,228,456,130
Other Assets & Liabilities, Net		(11,219,405)
Net Assets		$2,217,236,725
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2021, the total value of these securities amounted to $11,092,749, which represents 0.50% of total net assets.
(c)	Valuation based on significant unobservable inputs.
(d)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At November 30, 2021, the total value of these securities amounted to $66,259,368, which represents 2.99% of total net assets.
(e)	The rate shown is the seven-day current annualized yield at November 30, 2021.
(f)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.078%
	77,639,295	129,709,343	(154,099,540)	—	53,249,098	—	9,629	53,254,424
Abbreviation Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Emerging Markets Fund | First Quarter Report 2021	3

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT142_08_M01_(01/22)